Accounting policies - Valuation techniques (Details) € in Millions	Jun. 30, 2019 EUR (€) division	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number of independent divisions | division	2
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	€ 153,100	€ 140,659
Financial liabilities, at fair value	123,600	127,991
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,333	4,473
Financial liabilities, at fair value	606	442
Financial liabilities held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	257	289
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	347	147
Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2	6
Financial assets held for trading, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	603	738
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,951	1,403
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	612	462
Financial assets designated at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,017	876
Financial assets at fair value through other comprehensive income, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,754	1,435
Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8	21
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	74,187	70,343
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	16,861	16,104
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	57,326	54,239
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	57,069	53,950
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	257	289
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	60,237	68,058
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,350	987
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,887	67,071
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,540	66,924
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	347	147
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7,267	6,363
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5	5
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7,262	6,358
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	7,260	6,352
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2	6
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	102,574	92,879
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	44,404	37,108
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	58,170	55,771
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	57,567	55,033
Financial Assets And Liabilities Category [Member] | Financial assets held for trading, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	603	738
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,393	10,730
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,695	1,835
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,698	8,895
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,747	7,492
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,083	985
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,951	1,403
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	612	462
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	73,420	57,460
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,739	3,102
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	70,681	54,358
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	69,664	53,482
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,017	876
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	118,062	121,091
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	98,629	103,590
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	19,433	17,501
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15,679	16,066
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	122	455
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,754	1,435
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income, category | Level 3 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	346	581
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,451	8,607
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,451	8,607
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,443	8,586
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8	21
Liabilities Under Insurance Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	731	765
Liabilities Under Insurance Contracts [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	731	765
Liabilities Under Insurance Contracts [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 731	€ 765